PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 1,590,237		¥ 1,512,035		$ 230,562
Less: accumulated depreciation	(805,505)		(749,393)		(116,787)
Property and equipment, net, Total	784,732		762,642		113,775
Depreciation expense including assets under financing leases	176,341	$ 25,567	183,332	¥ 145,161
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	677,471		585,524		98,224
Financial leased assets
Finance leased assets, gross	48,336		9,632		7,008
Finance leased assets, accumulated depreciation	7,772		5,460		1,127
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	683,804		682,489		99,142
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	179,769		138,876		26,064
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 49,193		¥ 105,146		$ 7,132